March 23, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	First American Investment Funds, Inc
Securities Act File No. 033-16905;
Investment Company Act File No. 811-05309

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as supplemented, dated March 2, 2011, to the Prospectus and Statement of Additional Information, each dated February 28, 2011, for Nuveen Equity Income Fund, Nuveen Large Cap Growth Opportunities Fund, Nuveen Large Cap Select Fund, Nuveen Large Cap Value Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund, Nuveen Real Estate Securities Fund (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated March 2, 2011 in XBRL for the Funds.

If you have any questions regarding this filing, please contact me at (312) 845-3484.

Very truly yours,

/s/ Morrison Warren
Morrison Warren